Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Tax (Expense) Benefit

The components of the income tax (expense) benefit are as follows (In thousands):

	Successor	Predecessor
	July 26 to December 31, 2013	January 1 to August 30, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Current	$(4,197)	(884)	$542	$732
Deferred	3,087	754	(190)	(416)

	$(1,110)	$(130)	$352	316

Components of Income (Loss) before Income Taxes by Country

The components of income (loss) before income taxes by country are as follows (In thousands):

	Successor	Predecessor
	July 26 to December 31, 2013	January 1 to August 30, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
United States	$3,225	32,509	$(10,858)	$(58,810)
Canada	(10)	(194)	(2,336)	(2,048)

	$3,215	$32,315	$(13,194)	$(60,858)

Taxes Computed at U.S. Statutory Federal Income Tax Rate

Taxes computed at the U.S. statutory federal income tax rate of 35% are reconciled to the Company’s effective rate as follows (In thousands):

	Successor	Predecessor
	July 26 to December 31, 2013	January 1 to August 30, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Taxes at the U.S. federal income tax rate	$1,125	$11,310	$(4,618)	$(21,300)
U.S./Canadian tax rate differential	2	19	234	175
U.S. state and Canadian provincial income taxes, net of federal benefit	74	1,314	(494)	(2,517)
Non-deductible expenses	17	46	80	76
Domestic production activities deduction	(108)	—	—	—
Valuation allowance	—	(12,559)	4,446	23,259
Other	—	—	—	(9)

Income tax expense (benefit)	$1,110	$130	$(352)	$(316)

Effective rate	34.53%	0.40%	2.67%	0.52%

Significant Components of Deferred Tax Assets and Deferred Tax Liabilities

The significant components of deferred tax assets and deferred tax liabilities included on the Combined Balance Sheets are (In thousands):

	Successor	Predecessor
	December 31, 2013	December 31, 2012
Deferred tax assets:
Reserves and other liabilities	$2,137	$392
Tax loss carryforwards	—	111,007
Acquisition costs and intangibles	1,533	—
Other	136	2,181

	3,806	113,580
Less valuation allowance	—	(43,780)

Deferred tax assets, net of valuation allowance	3,806	69,800
Deferred tax liabilities:
Depreciation, amortization and other	(719)	(75,945)

Deferred tax liabilities	(719)	(75,945)

Net deferred tax asset (liability)	$3,087	$(6,145)

Net deferred tax asset, current	$2,137	$—
Net deferred tax asset, non-current	$950	$—
Net deferred tax liability, non-current	$—	$(6,145)

Rollforward of Deferred Tax Valuation Allowance

The following is a rollforward of the deferred tax valuation allowance for the years ended December 31, 2012 and 2011 (In thousands):

	Successor	Predecessor
	July 26 to December 31, 2013	January 1 to August 30, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Balance at beginning of period	$—	$43,780	$38,865	$16,053
Amounts charged to expense	—	(12,559)	4,446	23,259
Amounts charged to other comprehensive income	—	—	469	(447)

Balance at end of period	$—	$31,221	$43,780	$38,865